Net interest income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Costs to originate credit card balances	£ 652	£ 698	£ 697
Interest income on impaired financial assets accrued	37	40	48
Interest expense on lease liabilities	£ 64	£ 70	£ 76